Software Developed for Internal Use	12 Months Ended
Jun. 30, 2014
Software Developed for Internal Use
Software Developed for Internal Use

(6) Software Developed for Internal Use

Capitalized software and accumulated amortization were as follows:

	Year ended June 30,
	2013	2014
Internally developed software	$15,189	$19,863
Accumulated amortization	(12,575)	(14,770)
Capitalized software, net	$2,614	$5,093

There were no impairments to software developed for internal use in any of the periods covered in these financial statements. Amortization of capitalized internal-use software costs amounted to $2,727, $3,067 and $2,195 for the years ended June 30, 2012, 2013 and 2014, respectively and is included in Cost of Revenues—Recurring Revenues.